INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 133,805,000	$ 98,716,000
Licenses and internal developments | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(167,864,000)	(123,573,000)	$ (85,278,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Intangible assets	288,714,000	285,661,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,577,000	(822,000)	1,017,000
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(267,488,000)	(191,995,000)	(128,143,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,577,000	(822,000)
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,680,000	1,958,000
Non-compete agreements | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,317,000)	(1,843,000)	(1,357,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets	99,030,000	74,653,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,751,000	$ 0	$ 0